UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus Strategic
Municipals, Inc.

SEMIANNUAL REPORT March 31, 2012

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy

Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Cash Flows
28	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
49	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipals, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Strategic Municipals, Inc. covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the last six-month period, which enabled them to avoid some of the volatility affecting their taxable fixed-income counterparts as economic sentiment changed. The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking high current after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher total returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Daniel Barton and Steven Harvey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2012, Dreyfus Strategic Municipals, Inc. achieved a total return of 8.40% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.29 per share, which reflects a distribution rate of 6.45%.2

Falling long-term interest rates and favorable supply-and-demand factors helped fuel strong performance among municipal bonds over the reporting period.The fund’s return was enhanced, primarily due to our security selection strategy and focus on municipal bonds with longer maturities.

As a side note, Daniel Barton and Steven Harvey have served as primary portfolio managers of the fund since November 2011 and February 2012, respectively.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began in the wake of heightened turmoil in the financial markets sparked by an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, and uncertainties regarding the sustainability of the U.S. economic recovery. Declines were especially severe among stocks and lower-rated bonds, including some municipal securities. The Federal Reserve Board (the “Fed”) responded to these economic concerns with Operation Twist, in which the central bank sold short-term U.S.Treasury securities and purchased long-term bonds, driving longer-term yields lower.

Fortunately, most of investors’ concerns at the time did not materialize, and better economic data soon cheered investors, who returned their attention to riskier assets. As a result, lower-rated municipal bonds that had been punished during the downturn rallied through the reporting period’s end, while bonds with AAA ratings generally lagged market averages.

Positive supply-and-demand forces also buoyed municipal bond prices. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure led to reduced borrowing for capital projects. Meanwhile, investor demand remained robust from individuals seeking competitive levels of current income in a low interest-rate environment. From a credit-quality perspective, many states and municipalities cut spending, helping to bridge budget gaps and easing fiscal concerns that had weighed on the market.

Credit Selection Strategies Proved Effective

The fund’s relative performance was buoyed by its longstanding focus on municipal bonds with longer maturities, which rallied as long-term interest rates declined and investors reached for higher levels of income. In addition, our security selection strategy fared well in the rally, as bonds backed by revenues from hospitals, industrial development projects and the states’ settlement of litigation with U.S. tobacco companies either rebounded from previous weakness or benefited from robust demand from individuals and institutional investors seeking alternatives to low yielding taxable bonds. In this environment, the fund’s leveraging strategy, which employs tender option bonds and auction-rate preferred securities, was effective in magnifying the market’s gains.

These successes were balanced to a degree by our ongoing efforts to upgrade the fund’s overall credit quality.While we believe that a shift to higher-rated securities is the right strategy for the longer term, it proved to be a slight drag on performance when investors refocused on lower-rated securities during the reporting period.

Adjusting to a Changing Market Environment

While we are encouraged by recently improved data, the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, we believe that higher yielding bonds may have become more richly valued after the recent rally. Consequently, we expect market volatility to remain elevated, and we intend to remain nimble in order to make tactical moves out of fully valued bonds and into those selling below our estimate of their intrinsic values.

April 16, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until
November 30, 2012, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2	Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund	5

STATEMENT OF INVESTMENTS
March 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—150.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.3%
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	2,000,000		1,887,640
Alaska—.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,000,000		2,221,200
Arizona—6.8%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	4.50	3/1/30	4,000,000		4,017,360
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.55	12/1/41	5,370,000		5,615,516
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River Project
Electric System Revenue)	5.00	1/1/38	17,210,000	[a,b]	18,335,706
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000		5,357,300
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		3,111,898
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		497,140
California—17.8%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b]	5,789,983
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,416,868
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		12,178,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		8,725,950
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		2,188,418
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	5,910,000	[c]	244,910
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,098,600
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,677,340
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	9,075,000		6,929,579
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.80	6/1/13	8,100,000	[d]	8,805,186
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.90	6/1/13	2,000,000	[d]	2,176,360
JPMorgan Chase Putters/Drivers
Trust (California Educational
Facilities Authority, Revenue
(University of Southern California))	5.25	10/1/16	10,100,000	[a,b]	11,269,883
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		6,999,188
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,316,200

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,796,250
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		5,492,447
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	3,500,000		4,024,230
Colorado—2.7%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,975,460
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		4,254,145
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	2/1/41	5,000,000		5,252,900
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	840,000		903,050
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	[d]	2,347,860
Delaware—.9%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River
Power LLC Project)	5.38	10/1/45	5,000,000		5,119,900
Florida—7.6%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,536,000
Florida,
Department of Transportation
Right-of-Way Acquisition and
Bridge Construction Bonds	5.00	7/1/24	5,000,000		5,846,050

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Greater Orlando Aviation
Authority, Airport
Facilities Revenue	6.25	10/1/20	8,000,000	9,742,400
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000	6,633,360
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	6,000,000	6,564,960
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000	6,963,320
Georgia—7.5%
Atlanta,
Airport General Revenue	5.00	1/1/26	5,000,000	5,352,550
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	7,025,580
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	6,000,000	6,583,020
Brooks County Development
Authority, Senior Health
and Housing Facilities
Revenue (Presbyterian
Home, Quitman, Inc.)
(Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,677,829
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.13	9/1/40	7,765,000	8,339,610
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,300,000	2,411,251
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	6,471,060

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Hawaii—.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000	4,714,734
Idaho—.9%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,006,100
Illinois—5.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	5,000,000	5,655,850
Chicago,
Sales Tax Revenue	5.25	1/1/38	3,500,000	3,869,565
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	1,510,000	1,564,722
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement
Limited Tax Bonds	5.00	12/1/32	7,500,000	8,551,200
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	4,000,000	4,314,800
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	4,000,000	4,486,360
Indiana—.9%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	4,500,000	4,607,775
Iowa—.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,777,080

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kansas—.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	5.70	12/1/35	1,060,000		1,114,569
Kentucky—.5%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital
and Saint Mary’s
HealthCare, Inc. Project)	6.13	2/1/37	2,300,000		2,924,381
Louisiana—2.3%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	3,000,000		3,392,310
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	2,979,000	[e]	1,191,421
Louisiana Local Government
Environmental Facilities
and Community Development
Authority, Revenue
(Westlake Chemical
Corporation Projects)	6.75	11/1/32	7,000,000		7,696,010
Maine—.6%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral Medical
Center Issue)	7.50	7/1/32	3,000,000		3,460,800
Maryland—1.2%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000		3,039,636
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000	[d]	3,217,620

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—10.2%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	[a,b]	14,762,253
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	8,600,000	[a,b]	10,039,038
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance
Agency, Revenue (Harvard
University Issue))	5.25	2/1/34	10,000,000	[a,b]	11,755,900
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	5,000,000		5,441,700
Massachusetts Health and
Educational Facilities Authority,
Revenue (Civic Investments
Issue) (Prerefunded)	9.00	12/15/12	1,200,000	[d]	1,287,324
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,500,000		6,203,725
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	6,000,000		6,020,940
Michigan—9.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		2,184,563
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000		3,024,825
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	7.50	7/1/33	5,700,000		7,126,026

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		3,099,660
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	3,930,000	[d]	4,130,666
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,930,000		2,984,146
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,472,450
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000		3,019,560
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	10,400,000		10,103,808
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	5,500,000		6,891,280
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000		3,382,101
Minnesota—2.7%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	1,286,829		1,331,984
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	1,416,619		1,512,708

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000		5,833,200
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000		3,352,335
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	2,500,000		2,558,500
Mississippi—3.2%
Clairborne County,
PCR (System Energy
Resources, Inc. Project)	6.20	2/1/26	2,525,000		2,527,171
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000		9,339,792
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000		5,648,650
Missouri—1.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.38	12/1/12	2,000,000	[d]	2,068,620
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.50	12/1/12	4,500,000	[d]	4,658,175
Missouri Development Finance
Board, Infrastructure Facilities
Revenue (Independence,
Crackerneck Creek Project)	5.00	3/1/28	2,000,000		2,021,520
Montana—.0%
Montana Board of Housing,
SFMR	6.45	6/1/29	245,000		249,381

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—1.0%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000		5,311,350
New Hampshire—.9%
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000		5,012,950
New Jersey—4.4%
New Jersey Economic
Development Authority,
Cigarette Tax Revenue	5.75	6/15/34	5,500,000		6,064,630
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.13	6/1/30	5,000,000		5,356,650
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,500,000		2,348,925
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		4,194,355
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	5,640,000	[d]	6,074,167
New Mexico—1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,512,330
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	615,000		654,791

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—11.2%
Barclays Capital Municipal Trust
Receipts (New York City Municipal
Water Finance Authority, Water
and Sewer System General
Resolution Revenue)	5.00	6/15/39	20,000,000	[a,b]	21,624,200
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	6,004,850
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	5,942,050
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,561,718
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		5,844,350
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	10,000,000		11,062,100
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,625,000		1,708,379
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,244,520
Ohio—4.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000		2,323,080
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	2,300,000		1,733,832

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,671,850
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding
Bonds (GO—Unlimited
Tax) (Insured; National
Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	[c]	1,844,137
Canal Winchester Local School
District, School Facilities
Construction and
Improvement and
Advance Refunding Bonds
(GO—Unlimited Tax)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/31	3,955,000	[c]	1,645,636
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,900,000		2,164,404
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	[b]	2,382,120
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	1,800,000		1,801,620
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		5,075,150
Oregon—.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,418,206

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—1.4%
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	[a,b]	3,243,600
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,208,205
Rhode Island—1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,901,650
South Carolina—4.1%
Barclays Capital Municipal
Trust Receipts (Columbia,
Waterworks and Sewer
System Revenue)	5.00	2/1/40	10,000,000	[a,b]	11,110,300
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		11,209,000
Tennessee—3.5%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	[a,b]	10,722,500
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		8,119,510
Texas—12.2%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	[a,b]	9,255,008

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)
(Insured; National Public
Finance Guarantee Corp.)	6.25	11/1/28	2,540,000		2,550,185
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		10,846,000
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	2,000,000		2,377,700
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,939,750
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000		11,258,930
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		5,903,645
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/31	3,175,000		3,671,507
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.75	10/1/21	6,000,000		6,075,780
Texas Department of Housing and
Community Affairs, Home Mortgage
Revenue (Collateralized: FHLMC,
FNMA and GNMA)	13.30	7/2/24	500,000	[f]	540,600
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000		7,195,495
Vermont—.1%
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	425,000		433,746

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—2.0%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	[a,b]	10,724,000
Washington—4.7%
Barclays Capital Municipal Trust
Receipts (King County,
Limited Tax GO (Payable
from Sewer Revenues))	5.13	1/1/33	10,000,000	[a,b]	11,056,600
Barclays Capital Municipal Trust
Receipts (King County,
Sewer Revenue)	5.00	1/1/29	3,998,716	[a,b]	4,572,076
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,859,121
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		3,175,950
West Virginia—.8%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		2,039,120
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000		2,284,358
Wisconsin—3.8%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.13	6/1/12	2,795,000	[d]	2,823,174
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/12	12,995,000	[d]	13,144,962
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000		2,391,052

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000	2,049,180
Wyoming—1.0%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,566,052
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,946,075
U.S. Related—7.8%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	2,101,580
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed
Securities Program)
(Collateralized; FHLMC)	5.75	9/1/31	965,000	1,119,371
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000	1,990,560
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	7,500,000	7,343,400
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	2,117,300
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000	1,704,282
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000	2,718,243
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	2,588,650
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000	5,353,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,665,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	12,389,850
Total Long-Term Municipal Investments
(cost $757,568,909)				815,659,908

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.9%	Rate (%)	Date	Amount ($)	Value ($)
California—.1%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement
System and Citibank NA)	0.16	4/1/12	600,000 [g]	600,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.16	4/1/12	100,000 [g]	100,000
New York—.8%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.17	4/1/12	4,100,000 [g]	4,100,000
Total Short-Term Municipal Investments
(cost $4,800,000)				4,800,000

Total Investments (cost $762,368,909)			151.4%	820,459,908

Liabilities, Less Cash and Receivables			(12.0%)	(64,781,235)

Preferred Stock, at redemption value			(39.4%)	(213,750,000)

Net Assets Applicable to Common Shareholders			100.0%	541,928,673

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2012, these securities were valued at $168,590,067 or 31.1% of net assets applicable to Common Shareholders.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Non-income producing security; interest payments in default.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
March 31, 2012.
g Variable rate demand note—rate shown is the interest rate in effect at March 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	17.1
AA		Aa		AA	29.1
A		A		A	25.4
BBB		Baa		BBB	16.5
BB		Ba		BB	4.5
B		B		B	1.8
F1		MIG1/P1		SP1/A1	.1
Not Rated[h]		Not Rated[h]		Not Rated[h]	5.5
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	762,368,909	820,459,908
Interest receivable		13,589,291
Prepaid expenses		14,714
		834,063,913
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		443,692
Cash overdraft due to Custodian		2,714,016
Payable for floating rate notes issued—Note 3		74,886,216
Interest and expense payable related to
floating rate notes issued—Note 3		157,626
Commissions payable—Note 1		15,038
Dividends payable to Preferred Shareholders		6,112
Accrued expenses		162,540
		78,385,240
Auction Preferred Stock, Series M,T,W,Th and F, par value
$.001 per share (8,550 shares issued and outstanding at
$25,000 per share liquidation preference)—Note 1		213,750,000
Net Assets applicable to Common Shareholders ($)		541,928,673
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(61,494,281 shares issued and outstanding)		61,494
Paid-in capital		559,760,396
Accumulated undistributed investment income—net		9,086,348
Accumulated net realized gain (loss) on investments		(85,070,564)
Accumulated net unrealized appreciation
(depreciation) on investments		58,090,999
Net Assets applicable to Common Shareholders ($)		541,928,673
Shares Outstanding
(500 million shares authorized)		61,494,281
Net Asset Value, per share of Common Stock ($)		8.81

See notes to financial statements.

The Fund	25

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	21,209,258
Expenses:
Management fee—Note 2(a)	2,779,786
Interest and expense related to floating rate notes issued—Note 3	265,702
Commission fees—Note 1	178,172
Directors’ fees and expenses—Note 2(c)	53,413
Shareholders’ report	48,856
Professional fees	45,151
Shareholder servicing costs—Note 2(b)	36,053
Registration fees	27,688
Custodian fees—Note 2(b)	26,817
Miscellaneous	35,202
Total Expenses	3,496,840
Less—reduction in management fee due to undertaking—Note 2(a)	(370,638)
Net Expenses	3,126,202
Investment Income—Net	18,083,056
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	2,732,024
Net unrealized appreciation (depreciation) on investments	22,129,435
Net Realized and Unrealized Gain (Loss) on Investments	24,861,459
Dividends to Preferred Shareholders	(214,071)
Net Increase in Net Assets Resulting from Operations	42,730,444

See notes to financial statements.

STATEMENT OF CASH FLOWS
March 31, 2012 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	21,889,074
Operating expenses paid	(2,845,557)
Dividends paid to Preferred Shareholders	(212,332)
Purchases of portfolio securities	(73,530,086)
Net purchases of short-term portfolio securities	(265,000)
Proceeds from sales of portfolio securities	71,731,595
		16,767,694
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(16,200,615)
Interest and expense related
to floating rate notes issued paid	(288,191)	(16,488,806)
Increase in cash		278,888
Cash overdraft at beginning of period		(2,992,904)
Cash overdraft at end of period		(2,714,016)
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		42,730,444
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Increase in investments in securities, at cost		(2,850,216)
Decrease in receivable for investment securities sold		506,101
Decrease in payable for investment securities purchased		(2,451,400)
Decrease in interest receivable		174,403
Decrease in commissions payable and accrued expenses		(12,574)
Decrease in prepaid expenses		22,930
Increase in Due to The Dreyfus Corporation and affiliates		4,587
Increase in dividends payable to Preferred Shareholders		1,739
Interest and expense related to floating rate notes issued		265,702
Net unrealized appreciation on investments		(22,129,435)
Net amortization of premiums on investments		505,413
Net Cash Provided by Operating Activities		16,767,694
Supplemental disclosure cash flow information ($):
Non-cash financing activities:
Reinvestment of dividends		1,843,442

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	18,083,056	36,731,618
Net realized gain (loss) on investments	2,732,024	(10,313,792)
Net unrealized appreciation
(depreciation) on investments	22,129,435	(4,208,833)
Dividends to Preferred Shareholders	(214,071)	(751,790)
Net Increase (Decrease) in Net Assets
Resulting from Operations	42,730,444	21,457,203
Dividends to Common Shareholders from ($)
Investment income—net	(18,044,056)	(35,988,735)
Capital Stock Transactions ($):
Dividends reinvested	1,843,442	1,323,153
Total Increase (Decrease) in Net Assets	26,529,830	(13,208,379)
Net Assets ($):
Beginning of Period	515,398,843	528,607,222
End of Period	541,928,673	515,398,843
Undistributed investment income—net	9,086,348	9,261,419
Capital Share Transactions (Shares):
Increase in Shares Outstanding as
a Result of Dividends Reinvested	215,290	167,099
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	March 31, 2012		Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	8.41	8.65	8.47	7.88	9.12	9.46
Investment Operations:
Investment income—net[a]	.29	.60	.62	.67	.68	.69
Net realized and unrealized
gain (loss) on investments	.40	(.24)	.15	.48	(1.25)	(.36)
Dividends to Preferred
Shareholders from
investment income—net	(.00)[b]	(.01)	(.02)	(.06)	(.17)	(.17)
Total from
Investment Operations	.69	.35	.75	1.09	(.74)	.16
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.59)	(.57)	(.50)	(.50)	(.50)
Net asset value, end of period	8.81	8.41	8.65	8.47	7.88	9.12
Market value, end of period	9.12	8.50	9.02	7.91	6.75	8.74
Total Return (%)[c]	11.02[d]	1.32	22.13	26.05	(18.00)	.46

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2012				Year Ended September 30,
(Unaudited)			2011	2010	2009	2008	2007
Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets applicable
to Common Stock[e]	1.33	[f]	1.40	1.40	1.50	1.58	1.63
Ratio of net expenses to
average net assets applicable
to Common Stock[e]	1.19	[f]	1.26	1.24	1.34	1.42	1.48
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[e]	.10	[f]	.10	.05	—	.17	.28
Ratio of net investment income
to average net assets applicable
to Common Stock[e]	6.86	[f]	7.51	7.43	9.09	7.79	7.38
Ratio of total expenses to
total average net assets	.94	[f]	.96	.92	.92	1.03	1.09
Ratio of net expenses
to total average net assets	.84	[f]	.86	.82	.82	.92	.99
Ratio of interest and expense related
to floating rate notes issued
to total average net assets	.07	[f]	.07	.03	—	.11	.19
Ratio of net investment income
to total average net assets	4.88	[f]	5.18	4.89	5.57	5.07	4.92
Portfolio Turnover Rate	9.79	[d]	17.81	24.41	28.72	48.60	34.75
Asset coverage of Preferred Stock,
end of period	354		341	324	281	268	294
Net Assets,
net of Preferred Stock,
end of period ($ x 1,000)	541,929		515,399	528,607	514,786	478,586	553,598
Preferred Stock outstanding,
end of period ($ x 1,000)	213,750		213,750	235,750	285,000	285,000	285,000

a	Based on average common shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Calculated based on market value.
d	Not annulized.
e	Does not reflect the effect of dividends to Preferred Shareholders.
f	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the NYSE under the ticker symbol LEO.

The fund has outstanding 1,710 shares of Series M, Series T, Series W, Series TH and Series F for a total of 8,550 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquida-tion).APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to Common Shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market con-ditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	820,459,908	—	820,459,908

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, Computershare Shareowner Services LLC, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 29, 2012, the Board of Directors declared a cash dividend of $0.049 per share from investment income-net, payable on April 30, 2012 to Common Shareholders of record as of the close of business on April 16, 2012.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2012, for each Series of APS were as follows: Series M-0.259%, Series T-0.274%, Series W-0.274%, Series TH-0.274% and Series F-0.244%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2012 for each Series of APS were as follows: Series M-0.21%, Series T-0.20%, Series W-0.20%, Series TH-0.20% and Series F-0.20%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $76,307,603 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2011. If not applied, $27,258,106 of the carryover expires in fiscal 2012, $264,789 expires in fiscal 2016, $9,875,465 expires in fiscal 2017, $32,540,019 expires in fiscal 2018 and $6,369,224 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: tax exempt income $36,656,908 and ordinary income $83,617.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets. The Manager has currently undertaken for the period from October 1, 2011 through May 31, 2012, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding).The reduction in management fee, pursuant to the undertaking, amounted to $370,638 during the period ended March 31, 2012.

(b) For the period from October 1, 2011 to December 31, 2011, the fund compensated BNY Mellon Shareowner Services, an affiliate of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $32,477 pursuant to the transfer agency agreement with BNY Mellon Shareowner Services, which is included in Shareholder servicing costs in the Statement of Operations. Effective January 1, 2012, Computershare Shareowner Services LLC acquired BNY Mellon Shareowner Services and is performing the transfer agency services for the fund. Computershare Shareowner Services LLC is not affiliated with the Manager.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2012, the fund was charged $26,817 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $480,008, custodian fees $26,094 and chief compliance officer fees $1,591 which are offset against an expense reimbursement currently in effect in the amount of $64,001.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2012, amounted to $71,078,686 and $71,225,494, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2012, was approximately $74,886,200, with a related weighted average annualized interest rate of .71%.

At March 31, 2012, accumulated net unrealized appreciation on investments was $58,090,999, consisting of $63,042,192 gross unrealized appreciation and $4,951,193 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus’ representatives noted the fund’s closed-end structure. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance.

The Board discussed the results of the comparisons and noted that the fund’s total return performance on a net asset value basis was below the Performance Group median for various time periods, and was below the Performance Universe median for each time period except for the 2-year period where it was above the median.The Board members also noted that the fund’s total return performance on a market price basis variously was at, above, or below the Performance Group median and the Performance Universe median for the various 1-year time periods.

The Board also noted that the fund’s yield performance, on a net asset value basis and on a market price basis, was variously at or above the Performance Group median and the Performance Universe median for the various 1-year time periods. Dreyfus also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee and actual total expenses (based on net assets attributable to common and preferred shares and to common shares only) was above the Expense Group medians and the Expense Universe medians.A Dreyfus representative noted that the undertaking by Dreyfus to waive receipt of .10% of the fund’s management fee would be extended through May 31, 2012.

The Board received a presentation from the fund’s portfolio managers, who described how the dramatic changes to the municipal bond market over the prior several years, evidenced by historically high volatility and liquidity challenges, suggested an increased focus on seeking to protect against downside risk in the fund’s portfolio. The portfolio manager also discussed the strategy as implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against interest rate volatility, and credit review policies and strategies that seek to mitigate credit risk.The portfolio managers then explained the fund’s performance in light of its duration structure, credit structure, and the market and economic environment. The Board noted the generally compressed spread among the returns of the Performance Group funds (on a net asset value basis) and the fund’s income objective and

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

generally more competitive yield performance results. The Board agreed to continue to closely monitor the implementation of portfolio strategy and its impact on relative total return results.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Funds, and explained the nature of the Similar Funds. Representatives of Dreyfus noted that there were no Similar Accounts.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through May 31, 2012.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement through May 31, 2012 was in the best interests of the fund and its shareholders.

The Fund	47

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.
200 Park Avenue
New York, NY 10166

The Net AssetValue appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment CompanyAct of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund	49

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	May 23, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)